JOINT VENTURES - Investment in Joint Venture and affiliates (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	$ 25,321,028	$ 19,072,055	$ 32,108,229
Investments in joint ventures and affiliates, Liabilities	1,970,903	2,012,298	1,527,286
Semya S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	0	2,972,239	5,263,819
Synertech Industrias S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	25,297,376	16,099,816	26,844,410
Indrasa Biotecnologia S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	23,652		0
Trigall Genetics S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Liabilities	$ 1,970,903	$ 2,012,298	$ 1,527,286